Employee benefits and KMP disclosures (Tables)	12 Months Ended
Jun. 30, 2023
Employee benefits and KMP disclosures [Abstract]
Employee Benefits Expensed
7.1.	Employee benefits expensed

	06/30/2023	06/30/2022	06/30/2021
	$’000	$’000	$’000
Non-Executive Director fees	401	410	368
Executive Director fees[2]	516	527	300
Employee benefits expense	3,674	2,906	2,225
Share-based payments	1,376	1,213	1,536
Total employee benefit expense	5,967	5,056	4,429

[2] INR – Need to split out Executive Director Fees for FY21

Key Management Personnel
Key management personnel (KMP) comprised the following:

	06/30/2023	06/30/2022	06/30/2021
	$’000	$’000	$’000	[3]
Salary and Short-term incentive	3,709	2,951	2,597
Post-employment benefits	101	81	84
Share-based payments	1,501	1,620	1,734
Total payments to KMP	5,311	4,652	4,415

[3] INR – This data has not been calculated in USD